Income (Loss) Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	556	3,124	6,431	3,124	6,431
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	19,412	0	19,412	0